Principal Diversified Select Real Asset Fund 711 High Street, Des Moines, IA 50392 515 247 5111 tel

February 12, 2020

Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:    Principal Diversified Select Real Asset Fund (the "Fund") File Nos. 811-23403 and 333-228850
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the forms of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-2. That post-effective amendment No. 3 was filed electronically with the Securities and Exchange Commission on February 10, 2020 (Accession No. 0001756404-20-000012).
If you have any questions regarding this filing, please call me at 515-247-6651.
Very truly yours,
/s/ John L. Sullivan
John L. Sullivan
Assistant Counsel and Assistant Secretary, Registrant